Balance Sheet	Jan. 08, 2024 USD ($)
ASSETS
Cash	$ 100
Total current assets	100
Total assets	100
LIABILITIES AND STOCKHOLDER'S EQUITY
Total liabilities	0
Commitments and contingencies
Stockholders' equity:
Common Stock, $0.01 par value; 10,000 shares authorized, issued and outstanding at January 8, 2024	100
Total stockholders' equity	100
Total liabilities and stockholders' equity	$ 100